Contract Balances, Performance Obligations and Contract Costs 2 (Details) $ in Millions	Jan. 31, 2022 USD ($)
Remaining performance obligation, Amount	$ 366.8
Remaining performance obligation, Percentage	80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-31
Remaining performance obligation, Period (Month)	24 months